STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2018
STOCK-BASED COMPENSATION PLANS
Schedule of weighted-average assumptions for estimate of fair value of outstanding stock options

December 31, 2018	Quebecor		Quebecor Media		TVA Group

Risk-free interest rate	2.05%		1.97%		2.06%
Distribution yield	0.77%		1.13%		—%
Expected volatility	17.93%		16.11%		47.07%
Expected remaining life	4.8	years	1.5	years	5.2	years

December 31, 2017	Quebecor		Quebecor Media		TVA Group

Risk-free interest rate	1.83%		1.80%		1.97%
Distribution yield	0.46%		1.12%		—%
Expected volatility	17.58%		16.70%		50.78%
Expected remaining life	2.4	years	2.3	years	3.6	years

Quebecor Stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of changes to outstanding options

	2018		2017
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price

Balance at beginning of year	440,000	$12.31	1,360,000	$12.69
Granted	1,242,892	26.52	—	—
Exercised	(100,000)	12.75	(630,000)	12.82
Cancelled	(20,000)	26.52	(290,000)	12.97
Balance at end of year	1,562,892	23.40	440,000	12.31

Vested options at end of year	340,000	$12.17	376,666	$12.04

Schedule of information on exercise price of outstanding options

			Outstanding options			Vested options
				Weighted	Weighted		Weighted
Range of				average years	average		average
exercise price			Number	to maturity	exercise price	Number	exercise price

$11.11	to	15.12	340,000	4.78	$12.17	340,000	$12.17
$26.52			1,222,892	9.78	26.52	—	—
$11.11	to	26.52	1,562,892	7.28	$23.40	340,000	$12.17

Quebecor Media stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of changes to outstanding options

	2018		2017
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price

Balance at beginning of year	595,827	$62.84	980,905	$61.71
Exercised	(263,227)	60.31	(215,978)	59.40
Cancelled	(14,200)	70.06	(169,100)	60.65
Balance at end of year	318,400	$64.61	595,827	$62.84

Vested options at end of year	170,500	$61.07	226,200	$58.78

Schedule of information on exercise price of outstanding options

			Outstanding options			Vested options
				Weighted	Weighted		Weighted
Range of				average years	average		average
exercise price			Number	to maturity	exercise price	Number	exercise price

$50.10	to	57.64	103,350	5.70	$56.05	40,500	$55.33
$63.50	to	70.56	215,050	5.30	67.88	130,000	68.29
$50.10	to	70.56	318,400	5.43	$64.61	170,500	$61.07

TVA Group stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of changes to outstanding options

	2018		2017
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price

Balance at beginning of year	60,000	$6.85	357,632	$12.71
Granted	280,000	2.16	—	—
Cancelled	—	—	(134,915)	12.86
Expired	—	—	(162,717)	14.75
Balance at end of year	340,000	$2.99	60,000	$6.85

Vested options at end of year	36,000	$6.85	24,000	$6.85